Reportable segments (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of segment revenue, significant segment expenses, operating profit or loss and other financial information

The following table presents segment revenue, significant segment expenses, operating profit or loss and other financial information for the six months ended June 30, 2026:

Six months ended June 30, 2026	Nigeria	South Africa	United Kingdom	Other	Total
Revenue	$23,685,961	$302,858	$-	$26,546	$24,015,365

Operating expenses:
General and administrative	15,259	14,699	1,387,822	99,187	1,516,967
Salaries, benefits, contractor costs	864,508	498,168	8,206,360	875,502	10,444,538
Marketing and commissions	23,222,253	324,528	96,776	9,690	23,653,247
Travel	56,054	-	124,671	30	180,755
Professional fees	112,015	10,301	843,082	136,517	1,101,915
Product and technology development	-	5,672	2,928,457	9,345	2,943,474
Depreciation and amortization	-	-	1,239,340	-	1,239,340
Total operating expenses	$24,270,089	$853,368	$14,826,508	$1,130,271	$41,080,236
Net loss from operations	(584,128)	(550,510)	(14,826,508)	(1,103,725)	(17,064,871)

Other expense:
Interest expense	189,722	240,668	378,078	2,519	810,987
Foreign currency loss	(421,973)	80,811	50,100	(207,145)	(498,207)
Other non-operating (income) / expense, net	-	-	1,125,010	-	1,125,010
Net loss before income taxes	$(351,877)	$(871,989)	$(16,379,696)	$(899,099)	$(18,502,661)

Income tax benefit	$-	$-	$-	$-	$-
Net loss	$(351,877)	$(871,989)	$(16,379,696))	$(899,099)	$(18,502,661)

Other comprises the Company’s operating segments in Argentina, Brazil and Portugal. None of these operating segments individually met the quantitative thresholds for separate reporting for the six months ended June 30, 2026.

The following table presents segment revenue, significant segment expenses, operating profit or loss and other financial information for the six months ended June 30, 2025:

Six months ended June 30, 2025	Nigeria	South Africa	United Kingdom	Other	Total
Revenue	$15,457,807	$2,394,017	$514	$121,410	$17,973,748

Operating expenses:
General and administrative	145,310	$233,333	$772,750	$199,349	$1,350,742
Salaries, benefits, contractor costs	600,668	$1,112,039	$9,379,853	$1,728,275	$12,820,835
Marketing and commissions	15,475,641	$2,602,230	$268,555	$124,647	$18,471,073
Travel	105,939	$547	$439,595	$-	$546,081
Professional fees	1,042	$-	$1,139,895	$17,660	$1,158,597
Product and technology development	-	$4,456	$2,240,959	$32,273	$2,277,688
Depreciation and amortization	-	$-	$1,345,798	$-	$1,345,798
Total operating expenses	16,328,600	$3,952,605	$15,587,405	$2,102,204	$37,970,814
Net loss from operations	(870,793)	(1,552,588)	(15,586,891)	(1,980,794)	(19,997,066)

Other expense:
Interest expense	-	6,267	$1,130,382	$39,853	$1,176,502
Loss from change in fair-value of convertible Shareholder loans	-	-	$(3,838,715)	$-	$(3,838,715)
Stock based Compensation	-	-	$7,824,176	$-	$7,824,176
Foreign currency loss	(11)	(62)	$1,644,959	$(2,058)	$1,642,828
Other non-operating (income) / expense, net	-	-	$(256,899)	$-	$(256,899)
Net loss before income taxes	$(870,782)	$(1,564,793)	$(22,090,794)	$(2,018,589)	$(26,544,958)

Income tax benefit	$-	$-	$-	$-	$-
Net loss	$(870,782)	$(1,564,793)	$(22,090,794)	$(2,018,589)	$(26,544,958)

Schedule of geographic concentration of the company’s assets

The following table presents the geographic concentration of the Company’s assets as of June 30, 2026 and December 31, 2025. Substantially all of the Company’s assets were located in the United Kingdom as of June 30, 2026, principally reflecting the location of the Company’s cash and cash equivalents, capitalized software and other intangible assets.:

	June 30, 2026	December 31, 2025
United Kingdom
Cash and cash equivalents	$735,909	$361,678
Accounts receivables and other receivables, net	198,749	201,714
Income taxes receivable	747,939	257,040
Prepayments	1,454,732	1,637,203
Other current assets	725,640	83,377
Property, plant and equipment, net	302,498	444,967
Intangible assets, net	6,927,948	6,730,155
Other Non-Current Assets	263,228	134,475
	$11,356,643	$9,850,609
Nigeria
Cash and cash equivalents	$17,211	$60,264
Accounts receivables and other receivables, net	61,043	2,539,143
Prepayments	16,844	12,181
Other current assets	28,932	9
	$124,030	$2,611,597
South Africa
Cash and cash equivalents	$184	$15,401
Accounts receivables and other receivables, net	6,325	11,500
Prepayments	5,076	6,035
Other current assets	-	868
	$11,585	$33,804
Other
Cash and cash equivalents	$13,555	$41,640
Accounts receivables and other receivables, net	23,824	19,086
Income taxes receivable	-	264
Prepayments	6,761	5,243
Other current assets	122,178	91,790
	$166,318	$158,023
Total Assets	$11,658,576	$12,654,033